Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Stock-based compensation expense	$ 3,235	$ 1,641
Research and development
Operating expenses
Salaries and management fees	3,359	2,687
Discovery expenses	682	698
Preclinical expenses	2,160	5,420
Chemistry, manufacturing controls	1,117	2,495
Clinical expenses	9,600	2,459
Stock-based compensation expense	1,508	600
Operating expenses	18,426	14,359
General and administrative
Operating expenses
Salaries and management fees	3,337	2,723
Professional fees	2,374	1,688
Other operating expenses	590	572
Stock-based compensation expense	1,727	1,041
Depreciation	5	15
Operating expenses	$ 8,033	$ 6,039